Note 26 - Called Up Share Capital - Share Capital (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Ordinary shares	$ 308,000	$ 256,000	$ 222,000
Ordinary shares [member]
Statement Line Items [Line Items]
Ordinary shares	$ 307,815	$ 255,819	$ 222,074
Number allotted (in shares)	25,651,140	21,318,118	18,506,064